Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions met this policy at the time they occurred.